SECOND PROMISSORY NOTES (Detail) - Schedule of Second Promissory Notes - USD ($)	Oct. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Debt Disclosure [Abstract]
Second promissory notes	$ 3,750,320	$ 1,432,565
Total second promissory notes	$ 3,750,320	$ 1,432,565